Financial assets and other receivables	12 Months Ended
Dec. 31, 2021
Other financial assets
Financial assets and other receivables

10.  Financial assets and other receivables

The company’s financial assets and their classification under IFRS 9 are as follows:

		2021 classification
	Note	Amortised cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	3,348	847	—	4,195
Receivables from related parties	24	4,540	—	—	4,540
Trade receivables	10.2	321,929	—	—	321,929
Other receivables	10.2	6,199	—	—	6,199
Cash and cash equivalents		114,391	—	—	114,391
Restricted cash		2,272	—	—	2,272
Total financial assets		452,679	847	—	453,526

		2020 classification
	Note	Amortised cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	3,456	2,609	—	6,065
Receivables from related parties	24	5,530	—	—	5,530
Trade receivables	10.2	202,233	—	—	202,233
Other receivables	10.2	3,847	—	—	3,847
Cash and cash equivalents		102,714	—	—	102,714
Restricted cash		28,843	—	—	28,843
Total financial assets		346,623	2,609	—	349,232

Restrictions on the use of group assets

As of year ended December 31, 2021, Cash and cash equivalents and restricted cash comprise the following:

	2021	2020
	US$'000	US$'000
Cash and cash equivalents	114,391	102,714
Current/Non Current restricted cash presented as Cash	2,272	28,843
Escrow: Hydro sale	2,272	6,136
ABL	—	22,500
Others	—	207
Total	116,663	131,557

At December 31, 2021, non-current restricted cash comprises cash in relation to the guarantees taken over escrow amounting $2,272 thousand ($6,136 thousand in 2020). The escrow was constituted in August 30, 2019, in consideration of previous FerroAtlántica; under agreement terms, the Purchaser and the Seller deposited in a restricted bank account a part of the share purchase price, guaranteeing any compensation to the purchaser for any claim under the contract. On October 30, 2021, both parts agreed the release of an amount of $3,494 thousand (€3,000 thousand) out of the Escrow funds in order to offset part of the amount that the Company owes to the buyer derived the new tolling agreement.

The Company has certain restrictions for the disposal of the cash in Norway recorded in “cash and cash equivalents” due to local requirements, amounting $1,497 thousand.

The Company has also restrictions for the disposal of the cash in the joint ventures with Dow Corning, when the Company want to access to the excess cash available in the joint ventures, it is necessary to organise a board meeting and approve a dividend payment. Each partner receives its dividend portion accordingly, amounting to $51,956 thousand as of December 31, 2021.

On March 16, 2021, the Company repaid in its entirety the remaining balance at the date of the ABL and the restricted cash was offset with the payment.

10.1 Other financial assets

At December 31, 2021, other financial assets comprise the following:

	2021
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	3,348	—	3,348
Equity securities	743	104	847
Total	4,091	104	4,195

At December 31, 2020, other financial assets comprise the following:

	2020
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	3,456	—	3,456
Equity securities	1,601	1,008	2,609
Total	5,057	1,008	6,065

Other financial assets at amortized cost mainly comprises deposits given to French government by Ferropem ($2,718 thousand in 2021 and 2,679 thousand in 2020), a Ferroglobe subsidiary, in respect of effort de construction. The law in France requires employers and companies to provide a certain size to invest a portion of their budget in the construction or renovation of housing (including through direct investment, providing mortgages, and other). In this case, the mandatory contribution has been made in the form of a loan, to be returned by the French government in twenty years.

Listed equity securities comprises investments held by Globe Argentina Metales in Pampa Energía.

For those assets measured at fair value at the balance sheet date, further information on fair value measurement is provided in Note 29.

10.2 Trade and other receivables

Trade and other receivables comprise the following at December 31:

	2021	2020
	US$'000	US$'000
Trade receivables	322,935	203,930
Less – allowance for doubtful debts	(1,006)	(1,697)
	321,929	202,233
Tax receivables(1)	25,244	13,166
Government grant receivables	27,701	23,016
Other receivables	6,199	3,847
Total	381,073	242,262
(1)	“Tax receivables” is primarily related to VAT receivables, which are recovered either by offsetting against VAT payables or are expected to be refunded by the tax authorities in the relevant jurisdictions.

The trade and other receivables disclosed above are short-term in nature and therefore their carrying amount is considered to approximate their fair value.

The changes in the allowance for doubtful debts during 2021 and 2020 were as follows:

Allowance
US$'000
Balance at January 1, 2020	4,543
Impairment losses recognized	504
Amounts written off as uncollectible	(3,666)
Changes in the scope of consolidation	—
Exchange differences	315
Balance at December 31, 2020	1,697
Impairment losses recognized	(580)
Amounts written off as uncollectible	—
Changes in the scope of consolidation	—
Exchange differences	(111)
Balance at December 31, 2021	1,006

Securization and factoring of trade receivables

On February 6, 2020, the Company entered into an amended and restated accounts receivables securitization program via which trade receivables generated by certain of the Company’s subsidiaries in Spain and France are financed both directly through the existing Irish special purpose vehicle (“SPE”) and indirectly through a French “fonds commun de titrisation”. The incorporation of the “fonds commun de titirsation” into the program allowed for the sale of certain Euro-denominated receivables that were not eligible under the previous structure and increased the available funding. The senior lender’s commitments under the amended and restated securitization program were $150,000 thousand. Finacity remained as intermediate subordinated lender providing a cash consideration of $2,808 thousand, and the Company’s European subsidiaries continued as senior subordinated and junior subordinated lenders as well as, having interests in the senior and intermediate subordinated loan tranches.

On October 2, 2020, the Company ended the receivables funding agreement over European receivables and cancelled the securitization program, signing a new factoring agreement with a Leasing and Factoring Agent, for anticipating the collection of receivables of the Company’s European entities (Grupo FerroAtlántica, S.A. and FerroPem S.AS). As a result of the agreement, the Agent provided a cash consideration of circa $48.8 million, repurchased the receivables portfolio sold to the SPE on September 28, and consequently assumed the loan tranche of the senior borrower to the SPE. Also, the senior loan and intermediate subordinate loan tranches were paid with internal sources of funds, terminating the financing structure of the securitization program.

The main characteristics of the factoring agreement are the following:

-	the maximum cash consideration advanced for the financing facility is up to €60,000 thousand;
-	over collateralization of 10% of accounts receivable as guarantee provided to the Agent until payment has been satisfied;
-	Annual fee of 0.15% applied to the annual revenues ceded to the Agent;
-	Financing commission of 1% charged annually;

Other conditions are set in relation to credit insurance policy which has been structured in an excess of loss policy where the first €5,000 thousand of bad debt losses are not covered by the insurance provider. The Company has assumed the cash collateralization for the entire excess of loss, as agreed in contractual terms.

During 2021, the factoring agreement  provided upfront cash consideration of approximately $659,083 thousand ($169,105 thousand for the three months ended December 31, 2020). The Company has repaid $ 640,168 thousand ($95,800 thousand in 2020), showing at December 31, 2021, an on-balance sheet bank borrowing debt of $93,090 thousand (2020: $74,844 thousand), see Note 16.

At December 31, 2021, the Company held $ 115,684 thousand of accounts receivables recognized in consolidated balance sheet in respect of factoring agreement (89,154 thousand at December 31, 2020). Finance costs incurred during the year ended December 31, 2021, amounts $3,202 thousand ($916 thousand, at December 31, 2020) recognized in finance costs in the consolidated income statement.

As of December 31, 2021, the Company exceeded the limit,  the lender agreed a temporary increase of the limit (See Note 16).

Judgements relating to the accounting for the factoring agreement

The Company has assessed whether it has transferred substantially all risks and rewards, continuing to be exposed to the variable returns from its involvement in the factoring agreement as it is exposed to credit risk, so the conclusion is that the derecognition criteria is not met and therefore, the account receivables sold are not derecognized from the balance sheet and an obligation is recognized as bank borrowings for the amount of cash advanced by the Leasing and Factoring Agent. The amount repayable under the factoring agreement is presented as on-balance sheet factoring and the debt assigned to factoring is showed as bank borrowings. See Note 16.

Government grants

The Company has been awarded government grants in relation to its operations in France, Spain and Norway, including grants in relation to the compensation of costs associated with the emission of CO2.

During the year ended December 31, 2021, the Company recognized $31,588 thousand of income related to government grants, the amount was deducted against the related expense in Raw Materials and energy consumption for production (2020: $30,420 thousand of income). The Company has no unfulfilled conditions in relation to government grants, but certain grants would be repayable if the Company were to substantially curtail production or employment at certain plants.